Equity - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended		119 Months Ended	122 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended
	Feb. 28, 2013	Jan. 23, 2013	Jan. 29, 2013	Jul. 25, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Nov. 30, 2012	Mar. 31, 2013 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2004 Common Stock	Nov. 30, 2012 Purchase Agreement Agreement	Dec. 31, 2011 Consultant	Dec. 31, 2012 Accrued Interest	Feb. 28, 2011 Public Offering	Nov. 30, 2012 $1.5 Million Purchase Agreement with Lincoln Park	Dec. 31, 2012 $1.5 Million Purchase Agreement with Lincoln Park	Mar. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park	Jan. 31, 2013 $1.5 Million Purchase Agreement with Lincoln Park Common Stock	Feb. 11, 2013 Private Registered Offering	Feb. 28, 2013 ATM Agreement	Jan. 31, 2011 ATM Agreement
Equity Note [Line Items]
Common shares issued																163,224	1,036,622	56,507	265,000			125,000		167,618	96,189
Net proceeds from shares sold																						$ 142,400		$ 536,417	$ 1,066,286
Compensation and fees paid																									10,826
Warrants settlement ratio																	Each unit consisting of one share of common stock and a warrant to purchase four-tenths (0.40) of a share of common stock						Each unit consisting of one share of common stock and a warrant to purchase half (0.5) a share of common stock
Share issue, price per share																	$ 2.05						$ 3.00
Proceeds from issuance of common stocks and warrants, gross																	8,500,325
Warrants, exercise period																	5 years
Proceeds from issuance of common stocks and warrants, net					3,623,738	381,309	8,618,157	49,453,797	53,077,535								7,551,891		333,970				3,250,002
Exercise price of warrant	$ 3.00	$ 1.24	$ 1.21	$ 5.00													$ 10.44						$ 3.00
Share issue in exchange of service (in shares)															12,576
Share issue in exchange of service, value															87,028
Purchase agreement, aggregate shares opexa has right to sell					16,500,000	16,500,000		16,500,000	16,500,000	16,500,000									1,500,000	1,500,000	1,500,000
Number of purchase agreements entered														2
Common shares issued, value																		149,131
Common stock issued as fee																			2,610			975
Common shares issued, note conversion					365,263						365,263	690,045	15,187
Common shares issued																							1,083,334
Warrant term	4 years	5 years	5 years	5 years																			4 years
Commission rate on gross proceed for common stock sold																							6.00%
Amount netted against additional paid in capital as stock offering costs					$ 350,530